Net Income (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Net loss	$ (17,961)	$ (17,588)	$ (30,833)	$ (22,597)	$ (42,476)	$ (14,630)	$ (15,089)
Extinguishment of preferred stock		60,937		60,937	60,937
Accretion of preferred stock	(3,456)	(2,719)	(6,810)	(5,595)	(10,933)	(12,143)	(11,405)
Earnings attributable to participating preferred stockholders		(39,229)		(31,732)	(7,275)
Earnings (loss) attributable to common stockholders-basic and diluted (Note 5)	(21,417)	1,401	(37,643)	1,013	253	(26,773)	(26,494)
Earnings (loss) attributable to common stockholders - diluted	$ (21,417)	$ 1,401	$ (37,643)	$ 1,013	$ 253	$ (26,773)	$ (26,494)
Denominator:
Weighted-average number of common shares used in earnings (loss) per share - basic	854,517	484,237	815,053	403,967	499,944	320,942	320,424
Effect of dilutive options to purchase common stock (in shares)		409,113		261,193	464,933
Effect of dilutive convertible preferred stock (in shares)		2,281,998		3,125,753	2,489,399
Weighted-average number of common shares used in earnings (loss) per share - diluted	854,517	3,175,348	815,053	3,790,913	3,454,276	320,942	320,424
Basic and diluted net income (loss) per share
Earnings (loss) per share - basic (in dollars per share)	$ (25.06)	$ 2.89	$ (46.18)	$ 2.51	$ 0.51	$ (83.42)	$ (82.68)
Effect of dilutive options to purchase common stock (in dollars per share)		$ (1.32)		$ (0.99)	$ (0.24)
Effect of dilutive convertible preferred stock (in dollars per share)		$ (1.13)		$ (1.25)	$ (0.20)
Earnings (loss) per share - diluted (in dollars per share)	$ (25.06)	$ 0.44	$ (46.18)	$ 0.27	$ 0.07	$ (83.42)	$ (82.68)